SCHEDULE OF MOVEMENTS REVALUATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Digital Assets
Beginning revaluation surplus	$ 180,260
Revaluation gains through other comprehensive income	9,798	429,789
Realization of revaluation gains recognized in revaluation surplus	(180,260)	(249,529)
Ending revaluation surplus	$ 9,798	$ 180,260